Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ 500 Index Fund

November 30, 2019

Z5I-QTLY-0120
1.9881569.102

Schedule of Investments November 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
COMMUNICATION SERVICES - 10.4%
Diversified Telecommunication Services - 2.1%
AT&T, Inc.	227,991	$8,522,304
CenturyLink, Inc.	31,302	453,566
Verizon Communications, Inc.	129,103	7,777,165
		16,753,035
Entertainment - 1.9%
Activision Blizzard, Inc.	23,938	1,312,521
Electronic Arts, Inc. (a)	9,184	927,676
Netflix, Inc. (a)	13,668	4,300,773
Take-Two Interactive Software, Inc. (a)	3,525	427,759
The Walt Disney Co.	56,201	8,518,948
Viacom, Inc. Class B (non-vtg.)	10,923	262,917
		15,750,594
Interactive Media & Services - 4.9%
Alphabet, Inc.:
Class A (a)	9,091	11,855,482
Class C (a)	9,677	12,628,098
Facebook, Inc. Class A (a)	75,037	15,130,461
TripAdvisor, Inc.	3,412	96,901
Twitter, Inc. (a)	24,116	745,426
		40,456,368
Media - 1.4%
CBS Corp. Class B	10,186	411,311
Charter Communications, Inc. Class A (a)	5,040	2,368,850
Comcast Corp. Class A	141,460	6,245,459
Discovery Communications, Inc.:
Class A (a)(b)	5,311	174,944
Class C (non-vtg.) (a)	10,463	319,331
DISH Network Corp.:
rights 12/9/19 (a)	401	273
Class A (a)	7,945	271,481
Fox Corp.:
Class A	10,901	389,820
Class B	5,285	184,869
Interpublic Group of Companies, Inc.	12,144	272,026
News Corp.:
Class A	12,120	156,106
Class B	3,965	52,219
Omnicom Group, Inc.	6,738	535,536
		11,382,225
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	9,814	770,890

TOTAL COMMUNICATION SERVICES		85,113,112

CONSUMER DISCRETIONARY - 9.7%
Auto Components - 0.1%
Aptiv PLC	8,015	752,448
BorgWarner, Inc.	6,464	271,811
		1,024,259
Automobiles - 0.3%
Ford Motor Co.	122,743	1,112,052
General Motors Co.	39,226	1,412,136
Harley-Davidson, Inc.	5,131	186,666
		2,710,854
Distributors - 0.1%
Genuine Parts Co.	4,569	476,867
LKQ Corp. (a)	9,582	338,053
		814,920
Diversified Consumer Services - 0.0%
H&R Block, Inc.	6,236	152,034
Hotels, Restaurants & Leisure - 1.9%
Carnival Corp.	12,480	562,598
Chipotle Mexican Grill, Inc. (a)	795	647,066
Darden Restaurants, Inc.	3,830	453,625
Hilton Worldwide Holdings, Inc.	8,968	941,640
Las Vegas Sands Corp.	10,624	666,656
Marriott International, Inc. Class A	8,546	1,199,517
McDonald's Corp.	23,690	4,607,231
MGM Mirage, Inc.	16,266	519,699
Norwegian Cruise Line Holdings Ltd. (a)	6,691	358,905
Royal Caribbean Cruises Ltd.	5,373	644,867
Starbucks Corp.	37,322	3,188,418
Wynn Resorts Ltd.	3,040	367,384
Yum! Brands, Inc.	9,493	955,660
		15,113,266
Household Durables - 0.4%
D.R. Horton, Inc.	10,451	578,463
Garmin Ltd.	4,473	436,967
Leggett & Platt, Inc.	4,127	215,925
Lennar Corp. Class A	8,839	527,246
Mohawk Industries, Inc. (a)	1,874	261,179
Newell Brands, Inc.	11,887	228,468
NVR, Inc. (a)	106	401,940
PulteGroup, Inc.	7,786	308,715
Whirlpool Corp.	1,969	281,764
		3,240,667
Internet & Direct Marketing Retail - 3.3%
Amazon.com, Inc. (a)	12,967	23,350,974
eBay, Inc.	24,564	872,513
Expedia, Inc.	4,336	440,798
The Booking Holdings, Inc. (a)	1,327	2,526,648
		27,190,933
Leisure Products - 0.1%
Hasbro, Inc.	3,882	394,799
Multiline Retail - 0.5%
Dollar General Corp.	7,991	1,257,464
Dollar Tree, Inc. (a)	7,413	677,993
Kohl's Corp.	4,957	233,029
Macy's, Inc.	10,465	160,324
Nordstrom, Inc.	3,384	129,167
Target Corp.	15,923	1,990,534
		4,448,511
Specialty Retail - 2.3%
Advance Auto Parts, Inc.	2,205	346,361
AutoZone, Inc. (a)	762	897,575
Best Buy Co., Inc.	7,246	584,317
CarMax, Inc. (a)	5,134	499,333
Gap, Inc.	6,735	111,868
L Brands, Inc.	7,300	139,722
Lowe's Companies, Inc.	24,100	2,827,171
O'Reilly Automotive, Inc. (a)	2,389	1,056,607
Ross Stores, Inc.	11,368	1,320,393
The Home Depot, Inc.	34,175	7,535,929
Tiffany & Co., Inc.	3,385	452,913
TJX Companies, Inc.	37,726	2,306,190
Tractor Supply Co.	3,682	347,728
Ulta Beauty, Inc. (a)	1,841	430,536
		18,856,643
Textiles, Apparel & Luxury Goods - 0.7%
Capri Holdings Ltd. (a)	4,762	176,861
Hanesbrands, Inc.	11,250	169,538
NIKE, Inc. Class B	39,062	3,651,906
PVH Corp.	2,324	225,335
Ralph Lauren Corp.	1,593	170,993
Tapestry, Inc.	8,949	240,639
Under Armour, Inc.:
Class A (sub. vtg.) (a)	5,702	107,711
Class C (non-vtg.) (a)	6,229	107,762
VF Corp.	10,192	902,400
		5,753,145

TOTAL CONSUMER DISCRETIONARY		79,700,031

CONSUMER STAPLES - 7.2%
Beverages - 1.8%
Brown-Forman Corp. Class B (non-vtg.)	5,643	382,708
Constellation Brands, Inc. Class A (sub. vtg.)	5,233	973,652
Molson Coors Brewing Co. Class B	5,956	300,659
Monster Beverage Corp. (a)	12,117	724,839
PepsiCo, Inc.	43,625	5,925,584
The Coca-Cola Co.	120,140	6,415,476
		14,722,918
Food & Staples Retailing - 1.6%
Costco Wholesale Corp.	13,721	4,113,693
Kroger Co.	24,984	683,063
Sysco Corp.	16,007	1,289,364
Walgreens Boots Alliance, Inc.	23,749	1,415,440
Walmart, Inc.	44,347	5,281,284
		12,782,844
Food Products - 1.1%
Archer Daniels Midland Co.	17,802	764,240
Campbell Soup Co.	5,458	254,179
Conagra Brands, Inc.	15,332	442,635
General Mills, Inc.	19,115	1,019,212
Hormel Foods Corp.	9,020	401,661
Kellogg Co.	7,990	520,309
Lamb Weston Holdings, Inc.	4,635	389,247
McCormick & Co., Inc. (non-vtg.)	3,918	663,122
Mondelez International, Inc.	45,577	2,394,616
The Hershey Co.	4,743	702,723
The J.M. Smucker Co.	3,626	381,056
The Kraft Heinz Co.	11,918	363,499
Tyson Foods, Inc. Class A	9,249	831,393
		9,127,892
Household Products - 1.7%
Church & Dwight Co., Inc.	7,661	538,109
Clorox Co.	3,950	585,509
Colgate-Palmolive Co.	26,811	1,818,322
Kimberly-Clark Corp.	10,727	1,462,519
Procter & Gamble Co.	78,036	9,525,074
		13,929,533
Personal Products - 0.2%
Coty, Inc. Class A	9,446	109,007
Estee Lauder Companies, Inc. Class A	6,902	1,349,134
		1,458,141
Tobacco - 0.8%
Altria Group, Inc.	58,481	2,906,506
Philip Morris International, Inc.	48,627	4,032,637
		6,939,143

TOTAL CONSUMER STAPLES		58,960,471

ENERGY - 4.2%
Energy Equipment & Services - 0.4%
Baker Hughes, A GE Co. Class A	22,562	505,840
Halliburton Co.	15,439	324,065
Helmerich & Payne, Inc.	5,105	201,801
National Oilwell Varco, Inc.	14,614	329,546
Schlumberger Ltd.	37,398	1,353,808
TechnipFMC PLC	15,508	292,171
		3,007,231
Oil, Gas & Consumable Fuels - 3.8%
Apache Corp.	12,041	268,273
Cabot Oil & Gas Corp.	13,114	209,037
Chevron Corp.	59,347	6,951,314
Cimarex Energy Co.	3,337	153,402
Concho Resources, Inc.	6,387	463,441
ConocoPhillips Co.	34,861	2,089,568
Devon Energy Corp.	12,935	283,147
Diamondback Energy, Inc.	5,154	398,610
EOG Resources, Inc.	18,339	1,300,235
Exxon Mobil Corp.	132,418	9,021,638
Hess Corp.	8,204	509,386
HollyFrontier Corp.	4,831	249,038
Kinder Morgan, Inc.	61,572	1,207,427
Marathon Oil Corp.	26,388	307,420
Marathon Petroleum Corp.	20,646	1,251,973
Noble Energy, Inc.	15,357	318,811
Occidental Petroleum Corp.	28,212	1,088,137
ONEOK, Inc.	13,074	928,908
Phillips 66 Co.	14,055	1,612,390
Pioneer Natural Resources Co.	5,312	679,086
The Williams Companies, Inc.	38,605	877,106
Valero Energy Corp.	13,002	1,241,561
		31,409,908

TOTAL ENERGY		34,417,139

FINANCIALS - 13.1%
Banks - 5.7%
Bank of America Corp.	261,431	8,710,881
BB&T Corp.	23,927	1,309,285
Citigroup, Inc.	70,518	5,297,312
Citizens Financial Group, Inc.	14,042	540,055
Comerica, Inc.	4,667	328,603
Fifth Third Bancorp	22,818	688,875
First Republic Bank	5,252	577,195
Huntington Bancshares, Inc.	32,423	482,778
JPMorgan Chase & Co.	99,735	13,141,084
KeyCorp	31,398	608,807
M&T Bank Corp.	4,177	688,119
Peoples United Financial, Inc.	13,794	227,601
PNC Financial Services Group, Inc.	13,872	2,125,329
Regions Financial Corp.	31,446	523,261
SunTrust Banks, Inc.	13,827	979,505
SVB Financial Group (a)	1,599	370,536
U.S. Bancorp	44,678	2,682,020
Wells Fargo & Co.	125,120	6,814,035
Zions Bancorp NA	5,495	273,541
		46,368,822
Capital Markets - 2.8%
Affiliated Managers Group, Inc.	1,636	139,665
Ameriprise Financial, Inc.	4,070	666,951
Bank of New York Mellon Corp.	26,798	1,312,298
BlackRock, Inc. Class A	3,671	1,816,815
Cboe Global Markets, Inc.	3,438	408,778
Charles Schwab Corp.	36,339	1,798,781
CME Group, Inc.	11,165	2,263,480
E*TRADE Financial Corp.	7,048	312,226
Franklin Resources, Inc.	8,843	243,094
Goldman Sachs Group, Inc.	10,099	2,235,414
Intercontinental Exchange, Inc.	17,434	1,641,760
Invesco Ltd.	12,054	211,668
MarketAxess Holdings, Inc.	1,170	472,469
Moody's Corp.	5,104	1,156,924
Morgan Stanley	39,209	1,940,061
MSCI, Inc.	2,650	686,854
Northern Trust Corp.	6,697	718,186
Raymond James Financial, Inc.	3,811	342,304
S&P Global, Inc.	7,701	2,038,070
State Street Corp.	11,664	875,966
T. Rowe Price Group, Inc.	7,355	908,784
The NASDAQ OMX Group, Inc.	3,596	376,861
		22,567,409
Consumer Finance - 0.7%
American Express Co.	21,207	2,547,385
Capital One Financial Corp.	14,669	1,467,047
Discover Financial Services	9,816	833,084
Synchrony Financial	18,638	697,248
		5,544,764
Diversified Financial Services - 1.6%
Berkshire Hathaway, Inc. Class B (a)	61,170	13,475,751
Insurance - 2.3%
AFLAC, Inc.	22,998	1,261,210
Allstate Corp.	10,196	1,135,325
American International Group, Inc.	27,194	1,432,036
Aon PLC	7,379	1,502,438
Arthur J. Gallagher & Co.	5,846	545,256
Assurant, Inc.	1,858	246,872
Chubb Ltd.	14,217	2,153,591
Cincinnati Financial Corp.	4,678	500,780
Everest Re Group Ltd.	1,262	342,330
Globe Life, Inc.	3,041	312,493
Hartford Financial Services Group, Inc.	11,131	688,564
Lincoln National Corp.	6,337	374,200
Loews Corp.	8,352	425,117
Marsh & McLennan Companies, Inc.	15,850	1,712,910
MetLife, Inc.	24,815	1,238,517
Principal Financial Group, Inc.	8,159	449,561
Progressive Corp.	18,262	1,334,039
Prudential Financial, Inc.	12,653	1,184,574
The Travelers Companies, Inc.	8,131	1,111,670
Unum Group	6,660	204,728
Willis Group Holdings PLC	4,026	790,867
		18,947,078

TOTAL FINANCIALS		106,903,824

HEALTH CARE - 14.0%
Biotechnology - 2.1%
AbbVie, Inc.	46,151	4,048,827
Alexion Pharmaceuticals, Inc. (a)	7,007	798,378
Amgen, Inc.	18,707	4,390,907
Biogen, Inc. (a)	5,752	1,724,507
Gilead Sciences, Inc.	39,512	2,656,787
Incyte Corp. (a)	5,530	520,705
Regeneron Pharmaceuticals, Inc. (a)	2,495	920,655
Vertex Pharmaceuticals, Inc. (a)	8,019	1,778,213
		16,838,979
Health Care Equipment & Supplies - 3.5%
Abbott Laboratories	55,194	4,716,327
Abiomed, Inc. (a)	1,426	279,753
Align Technology, Inc. (a)	2,274	630,671
Baxter International, Inc.	15,928	1,305,618
Becton, Dickinson & Co.	8,440	2,181,740
Boston Scientific Corp. (a)	43,486	1,880,770
Danaher Corp.	19,916	2,907,338
Dentsply Sirona, Inc.	6,897	389,956
Edwards Lifesciences Corp. (a)	6,488	1,589,171
Hologic, Inc. (a)	8,323	427,136
IDEXX Laboratories, Inc. (a)	2,701	679,518
Intuitive Surgical, Inc. (a)	3,604	2,136,812
Medtronic PLC	41,838	4,660,335
ResMed, Inc.	4,479	670,058
Stryker Corp.	10,012	2,051,058
Teleflex, Inc.	1,432	505,983
The Cooper Companies, Inc.	1,548	484,663
Varian Medical Systems, Inc. (a)	2,852	381,398
Zimmer Biomet Holdings, Inc.	6,415	931,971
		28,810,276
Health Care Providers & Services - 2.9%
AmerisourceBergen Corp.	4,724	415,287
Anthem, Inc.	7,977	2,302,641
Cardinal Health, Inc.	9,399	517,227
Centene Corp. (a)	12,868	778,128
Cigna Corp.	11,784	2,355,857
CVS Health Corp.	40,593	3,055,435
DaVita HealthCare Partners, Inc. (a)	2,875	206,339
HCA Holdings, Inc.	8,303	1,151,294
Henry Schein, Inc. (a)	4,596	316,664
Humana, Inc.	4,215	1,438,284
Laboratory Corp. of America Holdings (a)	3,028	521,694
McKesson Corp.	5,786	836,887
Quest Diagnostics, Inc.	4,143	441,437
UnitedHealth Group, Inc.	29,566	8,274,636
Universal Health Services, Inc. Class B	2,488	347,051
Wellcare Health Plans, Inc. (a)	1,557	501,463
		23,460,324
Health Care Technology - 0.1%
Cerner Corp.	9,973	713,967
Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	9,682	782,015
Illumina, Inc. (a)	4,597	1,474,534
IQVIA Holdings, Inc. (a)	5,693	831,064
Mettler-Toledo International, Inc. (a)	768	552,507
PerkinElmer, Inc.	3,451	320,598
Thermo Fisher Scientific, Inc.	12,497	3,923,433
Waters Corp. (a)	2,074	460,573
		8,344,724
Pharmaceuticals - 4.4%
Allergan PLC	10,247	1,895,080
Bristol-Myers Squibb Co.	73,115	4,163,168
Eli Lilly & Co.	26,510	3,110,949
Johnson & Johnson	82,334	11,320,102
Merck & Co., Inc.	79,851	6,961,410
Mylan NV (a)	16,218	304,574
Perrigo Co. PLC	4,251	217,779
Pfizer, Inc.	172,576	6,647,628
Zoetis, Inc. Class A	14,874	1,792,614
		36,413,304

TOTAL HEALTH CARE		114,581,574

INDUSTRIALS - 9.3%
Aerospace & Defense - 2.6%
Arconic, Inc.	12,002	371,582
General Dynamics Corp.	7,295	1,325,793
Harris Corp.	6,949	1,397,374
Huntington Ingalls Industries, Inc.	1,275	320,879
Lockheed Martin Corp.	7,742	3,027,354
Northrop Grumman Corp.	4,898	1,722,969
Raytheon Co.	8,678	1,886,771
Textron, Inc.	7,212	333,483
The Boeing Co.	16,681	6,108,249
TransDigm Group, Inc.	1,542	874,468
United Technologies Corp.	25,295	3,752,260
		21,121,182
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	4,267	327,919
Expeditors International of Washington, Inc.	5,380	402,209
FedEx Corp.	7,588	1,214,459
United Parcel Service, Inc. Class B	21,848	2,615,861
		4,560,448
Airlines - 0.4%
Alaska Air Group, Inc.	3,841	265,067
American Airlines Group, Inc.	12,344	354,767
Delta Air Lines, Inc.	17,907	1,026,250
Southwest Airlines Co.	15,016	865,522
United Continental Holdings, Inc. (a)	6,808	631,782
		3,143,388
Building Products - 0.3%
A.O. Smith Corp.	4,289	207,588
Allegion PLC	2,901	348,207
Fortune Brands Home & Security, Inc.	4,285	271,069
Johnson Controls International PLC	24,778	1,061,242
Masco Corp.	8,993	418,624
		2,306,730
Commercial Services & Supplies - 0.4%
Cintas Corp.	2,584	664,243
Copart, Inc. (a)	6,268	557,852
Republic Services, Inc.	6,568	582,253
Rollins, Inc.	4,628	165,914
Waste Management, Inc.	12,165	1,373,550
		3,343,812
Construction & Engineering - 0.1%
Jacobs Engineering Group, Inc.	4,184	385,305
Quanta Services, Inc.	4,479	186,506
		571,811
Electrical Equipment - 0.5%
AMETEK, Inc.	7,139	706,832
Eaton Corp. PLC	13,168	1,218,040
Emerson Electric Co.	19,347	1,428,969
Rockwell Automation, Inc.	3,690	722,650
		4,076,491
Industrial Conglomerates - 1.4%
3M Co.	18,048	3,064,009
General Electric Co.	272,418	3,070,151
Honeywell International, Inc.	22,485	4,014,697
Roper Technologies, Inc.	3,260	1,174,806
		11,323,663
Machinery - 1.6%
Caterpillar, Inc.	17,588	2,545,511
Cummins, Inc.	4,923	900,220
Deere & Co.	9,836	1,652,940
Dover Corp.	4,540	506,119
Flowserve Corp.	4,238	206,391
Fortive Corp.	9,270	669,016
IDEX Corp.	2,347	381,951
Illinois Tool Works, Inc.	9,230	1,609,066
Ingersoll-Rand PLC	7,492	982,276
PACCAR, Inc.	10,762	875,704
Parker Hannifin Corp.	4,039	802,913
Pentair PLC	5,278	234,079
Snap-On, Inc.	1,701	272,942
Stanley Black & Decker, Inc.	4,746	748,634
Westinghouse Air Brake Co.	5,685	446,670
Xylem, Inc.	5,650	437,932
		13,272,364
Professional Services - 0.3%
Equifax, Inc.	3,783	528,258
IHS Markit Ltd. (a)	12,483	906,890
Nielsen Holdings PLC	11,376	222,401
Robert Half International, Inc.	3,750	218,250
Verisk Analytics, Inc.	5,104	752,738
		2,628,537
Road & Rail - 1.0%
CSX Corp.	24,919	1,782,705
J.B. Hunt Transport Services, Inc.	2,668	308,474
Kansas City Southern	3,100	472,502
Norfolk Southern Corp.	8,223	1,591,151
Union Pacific Corp.	21,998	3,871,428
		8,026,260
Trading Companies & Distributors - 0.2%
Fastenal Co.	17,838	633,606
United Rentals, Inc. (a)	2,406	368,238
W.W. Grainger, Inc.	1,385	438,976
		1,440,820

TOTAL INDUSTRIALS		75,815,506

INFORMATION TECHNOLOGY - 22.7%
Communications Equipment - 0.9%
Arista Networks, Inc. (a)	1,704	332,502
Cisco Systems, Inc.	132,654	6,010,553
F5 Networks, Inc. (a)	1,881	274,081
Juniper Networks, Inc.	10,824	271,249
Motorola Solutions, Inc.	5,174	865,610
		7,753,995
Electronic Equipment & Components - 0.5%
Amphenol Corp. Class A	9,299	967,096
CDW Corp.	4,517	610,021
Corning, Inc.	24,484	711,015
FLIR Systems, Inc.	4,209	225,434
IPG Photonics Corp. (a)	1,113	158,146
Keysight Technologies, Inc. (a)	5,846	625,697
TE Connectivity Ltd.	10,484	971,972
		4,269,381
IT Services - 5.5%
Accenture PLC Class A	19,878	3,998,658
Akamai Technologies, Inc. (a)	5,111	445,270
Alliance Data Systems Corp.	1,277	136,524
Automatic Data Processing, Inc.	13,529	2,310,483
Broadridge Financial Solutions, Inc.	3,562	440,655
Cognizant Technology Solutions Corp. Class A	17,250	1,105,898
DXC Technology Co.	8,335	311,146
Fidelity National Information Services, Inc.	19,125	2,642,119
Fiserv, Inc. (a)	17,799	2,068,956
FleetCor Technologies, Inc. (a)	2,686	824,387
Gartner, Inc. (a)	2,814	451,534
Global Payments, Inc.	9,346	1,692,561
IBM Corp.	27,644	3,716,736
Jack Henry & Associates, Inc.	2,365	359,338
Leidos Holdings, Inc.	4,153	377,259
MasterCard, Inc. Class A	27,873	8,145,327
Paychex, Inc.	9,923	854,569
PayPal Holdings, Inc. (a)	36,723	3,966,451
The Western Union Co.	12,903	346,833
VeriSign, Inc. (a)	3,282	626,009
Visa, Inc. Class A	53,873	9,940,107
		44,760,820
Semiconductors & Semiconductor Equipment - 4.1%
Advanced Micro Devices, Inc. (a)	33,870	1,326,011
Analog Devices, Inc.	11,529	1,302,201
Applied Materials, Inc.	28,793	1,667,115
Broadcom, Inc.	12,422	3,927,961
Intel Corp.	138,190	8,021,930
KLA-Tencor Corp.	4,941	809,632
Lam Research Corp.	4,496	1,199,668
Maxim Integrated Products, Inc.	8,445	478,578
Microchip Technology, Inc.	7,455	704,796
Micron Technology, Inc. (a)	34,437	1,636,102
NVIDIA Corp.	19,010	4,120,227
Qorvo, Inc. (a)	3,638	379,116
Qualcomm, Inc.	35,622	2,976,218
Skyworks Solutions, Inc.	5,314	522,366
Texas Instruments, Inc.	29,144	3,503,400
Xilinx, Inc.	7,903	733,240
		33,308,561
Software - 7.0%
Adobe, Inc. (a)	15,152	4,689,999
ANSYS, Inc. (a)	2,615	666,014
Autodesk, Inc. (a)	6,874	1,243,507
Cadence Design Systems, Inc. (a)	8,717	612,369
Citrix Systems, Inc.	3,814	430,257
Fortinet, Inc. (a)	4,426	465,217
Intuit, Inc.	8,116	2,101,151
Microsoft Corp.	238,201	36,058,863
Nortonlifelock, Inc.	17,675	440,108
Oracle Corp.	68,654	3,854,236
Salesforce.com, Inc. (a)	27,379	4,459,765
ServiceNow, Inc. (a)	5,854	1,656,916
Synopsys, Inc. (a)	4,656	656,682
		57,335,084
Technology Hardware, Storage & Peripherals - 4.7%
Apple, Inc.	132,544	35,422,384
Hewlett Packard Enterprise Co.	40,872	647,004
HP, Inc.	46,565	935,025
NetApp, Inc.	7,442	450,911
Seagate Technology LLC	7,333	437,633
Western Digital Corp.	9,229	464,496
Xerox Holdings Corp.	5,943	231,361
		38,588,814

TOTAL INFORMATION TECHNOLOGY		186,016,655

MATERIALS - 2.6%
Chemicals - 1.9%
Air Products & Chemicals, Inc.	6,862	1,621,696
Albemarle Corp. U.S.	3,305	216,081
Celanese Corp. Class A	3,844	482,691
CF Industries Holdings, Inc.	6,774	313,027
Corteva, Inc.	23,457	610,351
Dow, Inc.	23,248	1,240,746
DowDuPont, Inc.	23,350	1,513,314
Eastman Chemical Co.	4,284	335,737
Ecolab, Inc.	7,807	1,457,333
FMC Corp.	4,039	395,660
International Flavors & Fragrances, Inc. (b)	3,347	472,697
Linde PLC	16,855	3,475,670
LyondellBasell Industries NV Class A	8,072	746,983
PPG Industries, Inc.	7,378	950,582
Sherwin-Williams Co.	2,561	1,493,396
The Mosaic Co.	11,398	217,132
		15,543,096
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	1,904	511,034
Vulcan Materials Co.	4,068	577,127
		1,088,161
Containers & Packaging - 0.4%
Amcor PLC	50,801	521,218
Avery Dennison Corp.	2,605	339,614
Ball Corp.	10,323	681,937
International Paper Co.	12,250	567,665
Packaging Corp. of America	2,911	325,741
Sealed Air Corp.	4,762	179,670
WestRock Co.	8,122	327,560
		2,943,405
Metals & Mining - 0.2%
Freeport-McMoRan, Inc.	45,351	516,094
Newmont Goldcorp Corp.	25,641	984,614
Nucor Corp.	9,580	539,929
		2,040,637

TOTAL MATERIALS		21,615,299

REAL ESTATE - 3.0%
Equity Real Estate Investment Trusts (REITs) - 2.9%
Alexandria Real Estate Equities, Inc.	3,511	570,608
American Tower Corp.	13,815	2,956,824
Apartment Investment & Management Co. Class A	4,500	241,965
AvalonBay Communities, Inc.	4,362	935,256
Boston Properties, Inc.	4,544	629,526
Crown Castle International Corp.	12,998	1,737,313
Digital Realty Trust, Inc.	6,534	790,287
Duke Realty Corp.	11,056	388,950
Equinix, Inc.	2,648	1,501,019
Equity Residential (SBI)	10,858	924,016
Essex Property Trust, Inc.	2,047	639,032
Extra Space Storage, Inc.	3,989	423,033
Federal Realty Investment Trust (SBI)	2,176	287,384
HCP, Inc.	15,166	528,990
Host Hotels & Resorts, Inc.	22,879	400,154
Iron Mountain, Inc.	8,975	288,277
Kimco Realty Corp.	13,039	281,903
Mid-America Apartment Communities, Inc.	3,511	477,882
Prologis, Inc.	19,702	1,803,718
Public Storage	4,681	986,193
Realty Income Corp.	9,961	763,311
Regency Centers Corp.	5,212	338,988
SBA Communications Corp. Class A	3,551	839,705
Simon Property Group, Inc.	9,681	1,463,864
SL Green Realty Corp.	2,644	225,613
The Macerich Co.	4,174	112,406
UDR, Inc.	9,224	443,213
Ventas, Inc.	11,680	681,061
Vornado Realty Trust	4,766	307,741
Welltower, Inc.	12,664	1,070,994
Weyerhaeuser Co.	23,504	693,603
		23,732,829
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	10,366	591,069

TOTAL REAL ESTATE		24,323,898

UTILITIES - 3.3%
Electric Utilities - 2.0%
Alliant Energy Corp.	7,190	381,070
American Electric Power Co., Inc.	15,451	1,411,449
Duke Energy Corp.	22,820	2,012,039
Edison International	11,223	775,509
Entergy Corp.	6,176	718,825
Evergy, Inc.	7,380	466,933
Eversource Energy	10,100	834,664
Exelon Corp.	30,458	1,352,335
FirstEnergy Corp.	16,837	802,957
NextEra Energy, Inc.	15,240	3,563,417
Pinnacle West Capital Corp.	3,503	306,127
PPL Corp.	22,561	767,751
Southern Co.	32,515	2,015,605
Xcel Energy, Inc.	16,447	1,011,326
		16,420,007
Gas Utilities - 0.0%
Atmos Energy Corp.	3,750	401,100
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	7,843	311,602
The AES Corp.	20,747	392,326
		703,928
Multi-Utilities - 1.1%
Ameren Corp.	7,687	571,375
CenterPoint Energy, Inc.	15,633	383,946
CMS Energy Corp.	8,742	535,885
Consolidated Edison, Inc.	10,364	900,528
Dominion Energy, Inc.	25,699	2,135,844
DTE Energy Co.	5,700	712,158
NiSource, Inc.	11,920	315,284
Public Service Enterprise Group, Inc.	15,793	936,683
Sempra Energy	8,556	1,260,042
WEC Energy Group, Inc.	9,715	861,235
		8,612,980
Water Utilities - 0.1%
American Water Works Co., Inc.	5,510	666,875

TOTAL UTILITIES		26,804,890

TOTAL COMMON STOCKS
(Cost $707,553,133)		814,252,399
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.7% to 1.82% 12/19/19 to 3/19/20 (c)
(Cost $199,369)	200,000	199,466
	Shares	Value

Money Market Funds - 0.9%
Fidelity Cash Central Fund 1.61% (d)	6,528,340	$6,529,646
Fidelity Securities Lending Cash Central Fund 1.61% (d)(e)	549,918	549,973
TOTAL MONEY MARKET FUNDS
(Cost $7,079,619)		7,079,619
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $714,832,121)		821,531,484
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(3,653,448)
NET ASSETS - 100%		$817,878,036

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	22	Dec. 2019	$3,458,070	$155,198	$155,198

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $199,466.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$87,083
Fidelity Securities Lending Cash Central Fund	14,100
Total	$101,183

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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